Convertible Preferred Stock Warrant - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2015	Jul. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 23, 2015
Convertible Preferred Stock Warrants [Line Items]
Convertible preferred stock warrant liability			$ 93		$ 93		$ 138	$ 158	$ 93
Change in fair value of convertible preferred stock warrant liability			(6)	$ 19	(45)	$ (74)	$ (20)	$ 0
Estimated fair value of the warrants issued to placement agents			$ 316		$ 316
Insiders
Convertible Preferred Stock Warrants [Line Items]
Common stock issued as warrants	198,760,000	198,760,000
Common stock issued as warrants, exercise per share	$ 5,000	$ 5,000
Common stock warrants, expiry term	5 years	5 years
Term Loan [Member] | Series C Convertible Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Vested and exercisable warrant to purchase								128,231